Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available for sale:
Available for sale, Amortized Cost	$ 14,694	$ 68,407
Total available for sale securities, Amortized Cost	14,694	68,407
Available for sale, Fair Value	15,399	70,195
Total available for sale securities, Fair Value	15,399	70,195
Held to maturity:
Held to maturity, Amortized Cost	462,728	504,014
Held to maturity, Fair Value	479,339	521,449
Debt securities [Member]
Available for sale:
Available for sale, Due after one but within five years, Amortized Cost	5,000	44,994
Available for sale, Due after one but within five years, Fair Value	5,004	45,071
Held to maturity:
Held to maturity, Due less than one year, Amortized Cost	5,000
Held to maturity, Due after one through five years, Amortized Cost	94,913	77,852
Held to maturity, Due after five through ten years, Amortized Cost	20,003	30,003
Held to maturity, Due after ten years, Amortized Cost		59,929
Held to maturity, Amortized Cost	119,916	167,784
Held-to-maturity, Due less than one year, Fair Value	5,014
Held to maturity, Due after one through five years, Fair Value	96,463	78,139
Held to maturity, Due after five through ten years, Fair Value	20,985	30,199
Held to maturity, Due after ten years, Fair Value		59,943
Held to maturity, Fair Value	122,462	168,281
Mortgage-backed securities [Member]
Available for sale:
Available for sale, Due after five through ten years, Amortized Cost	2,565	7,375
Available for sale, Due after ten years, Amortized Cost	7,129	16,038
Available for sale, Amortized Cost	9,694	23,413
Available for sale, Due after five through ten years, Fair value	2,756	7,964
Available for sale, Due after ten years, Fair value	7,639	17,160
Available for sale, Fair Value	10,395	25,124
Held to maturity:
Held to maturity, Due less than one year, Amortized Cost	8	2
Held to maturity, Due after one through five years, Amortized Cost	337	75
Held to maturity, Due after five through ten years, Amortized Cost	78,187	9,699
Held to maturity, Due after ten years, Amortized Cost	264,280	326,454
Held to maturity, Amortized Cost	342,812	336,230
Held-to-maturity, Due less than one year, Fair Value	8	2
Held to maturity, Due after one through five years, Fair Value	352	80
Held to maturity, Due after five through ten years, Fair Value	78,699	10,452
Held to maturity, Due after ten years, Fair Value	277,818	342,634
Held to maturity, Fair Value	$ 356,877	$ 353,168